Dividends - Summary of Dividends Paid and Proposed (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of Dividends [line items]
Dividends paid		$ 725	$ 663	[1]	$ 694	[1]
Translation adjustment (ii)	[2]	(3)
Less: issue of scrip shares in lieu of cash dividends (note 31)					(61)
Dividends paid to equity holders of the Company		707	652	[1]	619	[1]
Dividends paid by subsidiaries to non-controllinginterests		15	11		14
Total dividends paid		722	663		633
Final 2020 - proposed 93.00c per Ordinary Share (2019: 70.00c; 2018: 59.20c)	[3]	730	550		481
Final Dividends [member]
Disclosure of Dividends [line items]
Dividends paid	[3]	537	477		489
Interim Dividends [member]
Disclosure of Dividends [line items]
Dividends paid	[3]	173	175		191
Retained earnings [member]
Disclosure of Dividends [line items]
Dividends paid		710	652	[1]	680	[1]
Total [member]
Disclosure of Dividends [line items]
Dividends paid		$ 710	$ 652	[1]	$ 680	[1]

[1]	Restated throughout for presentation in US Dollar. See the Accounting Policies on page 137 for further details.
[2]	Translation adjustment arising from US Dollar declared dividends paid in non-US Dollar currencies.
[3]	Interim and final dividends per share declared previously in euro have been translated to US Dollar using the dividend record date exchange rate.